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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment [_]: Amendment Number: ______________
This Amendment (Check only one): [_] is a restatement.
                                 [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Howard Hughes Medical Institute
Address: 4000 Jones Bridge Road
         Chevy Chase, MD 20815-6789

Form 13F File Number: 28-1897

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:  Richard Pender
Title: Managing Director - Global Equities
Phone: (301) 215-8697

Signature, Place, and Date of Signing:

      Richard Pender        Chevy Chase, Maryland            7/26/06
       [Signature]              [City, State]                 [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            None
Form 13F Information Table Entry Total:       44
Form 13F Information Table Value Total:       1,864,984,057

List of Other Included Managers:

   None.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

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FORM 13F INFORMATION TABLE

COLUMN 1             COLUMN 2    COLUMN 3      COLUMN 4          COLUMN 5      COLUMN 6 COLUMN 7     COLUMN 8
--------          -------------- --------- ---------------- ------------------ -------- -------- ----------------
                                                                                                 VOTING AUTHORITY
                                                MARKET       SHRS OR  SH/ PUT/ INVSTMT   OTHER   ----------------
NAME OF ISSUER    TITLE OF CLASS  CUSIP         VALUE        PRN AMT  PRN CALL DSCRETN  MANAGERS SOLE SHARED NONE
--------------    -------------- --------- ---------------- --------- --- ---- -------- -------- ---- ------ ----
ADOLOR CORP...... COMMON         00724X102       468,937.50    18,750 SH  N/A    SOLE     N/A     X    N/A   N/A
ADVANCIS
  PHARMACEUTICAL
  CORP........... COMMON         00764L109       679,824.09   228,897 SH  N/A    SOLE     N/A     X    N/A   N/A
ALEXZA
  PHARMACEUTICALS COMMON         015384100     3,108,997.51   424,147 SH  N/A    SOLE     N/A     X    N/A   N/A
ALLSTATE CORP.... COMMON         020002101    62,939,500.00 1,150,000 SH  N/A    SOLE     N/A     X    N/A   N/A
ALLTEL CORP...... COMMON         020039103    55,851,250.00   875,000 SH  N/A    SOLE     N/A     X    N/A   N/A
APPLE COMPUTER
  INC............ COMMON         037833100    62,997,000.00 1,100,000 SH  N/A    SOLE     N/A     X    N/A   N/A
BLACK & DECKER
  CORPORATION.... COMMON         091797100    27,027,200.00   320,000 SH  N/A    SOLE     N/A     X    N/A   N/A
CAREMARK RX
  INC............ COMMON         141705103    37,402,500.00   750,000 SH  N/A    SOLE     N/A     X    N/A   N/A
CELGENE CORP..... COMMON         151020104       285,718.32     6,024 SH  N/A    SOLE     N/A     X    N/A   N/A
CITIGROUP INC.... COMMON         172967101    53,075,000.00 1,100,000 SH  N/A    SOLE     N/A     X    N/A   N/A
CLINICAL DATA
  INC............ COMMON         18725U109         3,737.32       233 SH  N/A    SOLE     N/A     X    N/A   N/A
CONOCOPHILLIPS... COMMON         20825C104    65,530,000.00 1,000,000 SH  N/A    SOLE     N/A     X    N/A   N/A
CURIS INC........ COMMON         231269101        33,374.70    24,722 SH  N/A    SOLE     N/A     X    N/A   N/A
CYTRX CORP....... COM NEW        232828301       198,753.72   150,571 SH  N/A    SOLE     N/A     X    N/A   N/A
DEERE &
  COMPANY........ COMMON         244199105    58,443,000.00   700,000 SH  N/A    SOLE     N/A     X    N/A   N/A
DELL INC......... COMMON         24702R101    41,582,000.00 1,700,000 SH  N/A    SOLE     N/A     X    N/A   N/A
DENDREON CORP.... COMMON         24823Q107         1,950.52       403 SH  N/A    SOLE     N/A     X    N/A   N/A
DISNEY WALT CO... COM DISNEY     254687106    63,000,000.00 2,100,000 SH  N/A    SOLE     N/A     X    N/A   N/A
FAVRILLE INC..... COMMON         312088404       743,761.20   151,788 SH  N/A    SOLE     N/A     X    N/A   N/A
GENENTECH INC.... COM NEW        368710406    53,170,000.00   650,000 SH  N/A    SOLE     N/A     X    N/A   N/A
GENERAL ELECTRIC
  COMPANY........ COMMON         369604103    48,616,000.00 1,475,000 SH  N/A    SOLE     N/A     X    N/A   N/A
GERON CORP....... COMMON         374163103         1,725.00       250 SH  N/A    SOLE     N/A     X    N/A   N/A
ISHARES MSCI EAFE
  INDEX FUND..... MSCI EAFE IDX  464287465    45,773,000.00   700,000 SH  N/A    SOLE     N/A     X    N/A   N/A
ISHARES MSCI
  EMERGING
  MARKETS INDEX   MSCI EMERG
  FD............. MKT            464287234   148,878,450.00 1,585,500 SH  N/A    SOLE     N/A     X    N/A   N/A
ISHARES MSCI
  JAPAN INDEX
  FUND........... MSCI JAPAN     464286848    47,399,000.00 3,475,000 SH  N/A    SOLE     N/A     X    N/A   N/A
JACOBS
  ENGINERERING
  GROUP.......... COMMON         469814107     3,982,000.00    50,000 SH  N/A    SOLE     N/A     X    N/A   N/A
LEHMAN BROTHERS
  HOLDINGS INC... COMMON         524908100    60,263,750.00   925,000 SH  N/A    SOLE     N/A     X    N/A   N/A
LEXICON
  GENETICS....... COMMON         528872104       365,164.59    83,181 SH  N/A    SOLE     N/A     X    N/A   N/A
LIGAND
  PHARMACEUTICAL
  INC............ CL B           53220K207        58,668.35     6,943 SH  N/A    SOLE     N/A     X    N/A   N/A
MEDTRONIC INC.... COMMON         585055106    49,266,000.00 1,050,000 SH  N/A    SOLE     N/A     X    N/A   N/A
NASDAQ 100 INDEX
  TRACKING
  STOCK.......... UNIT SER 1     631100104   239,792,450.00 6,185,000 SH  N/A    SOLE     N/A     X    N/A   N/A
OIL SERVICE
  HOLDRS TRUST... DEPOSTRY RCPTS 678002106    63,503,500.00   425,000 SH  N/A    SOLE     N/A     X    N/A   N/A
PEABODY ENERGY
  CORP........... COMMON         704549104    55,750,000.00 1,000,000 SH  N/A    SOLE     N/A     X    N/A   N/A
PROCTER &
  GAMBLE
  COMPANY........ COMMON         742718109    61,160,000.00 1,100,000 SH  N/A    SOLE     N/A     X    N/A   N/A
QUALCOMM INC..... COMMON         747525103    52,091,000.00 1,300,000 SH  N/A    SOLE     N/A     X    N/A   N/A
QUEST
  DIAGNOSTICS
  INC............ COMMON         74834L100    53,928,000.00   900,000 SH  N/A    SOLE     N/A     X    N/A   N/A
SCHLUMBERGER
  LTD............ COMMON         806857108    58,599,000.00   900,000 SH  N/A    SOLE     N/A     X    N/A   N/A
SENOMYX INC...... COMMON         81724Q107        65,685.36     4,552 SH  N/A    SOLE     N/A     X    N/A   N/A
SILICON
  LABORATORIES
  INC............ COMMON         826919102     8,787,500.00   250,000 SH  N/A    SOLE     N/A     X    N/A   N/A
SLM CORP......... COMMON         78442P106    56,889,000.00 1,075,000 SH  N/A    SOLE     N/A     X    N/A   N/A
SPDR TRUST SERIES
  1.............. UNIT SER 1     78462F103   165,399,000.00 1,300,000 SH  N/A    SOLE     N/A     X    N/A   N/A
SPRINT NEXTEL
  CORP........... COM FON        852061100    55,972,000.00 2,800,000 SH  N/A    SOLE     N/A     X    N/A   N/A
STEMCELLS INC.... COMMON         85857R105         3,075.00     1,500 SH  N/A    SOLE     N/A     X    N/A   N/A
XENOPORT INC..... COMMON         98411C100     1,897,583.91   104,781 SH  N/A    SOLE     N/A     X    N/A   N/A
                                           1,864,984,057.09
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